Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	American Funds Retirement Income Portfolio Series
Central Index Key	0001640102
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Jan. 01, 2018
Prospectus Date	Jan. 01, 2018
American Funds Retirement Income Portfolio - Conservative SM | Class A
Prospectus:
Trading Symbol	NAARX
American Funds Retirement Income Portfolio - Conservative SM | Class R-4
Prospectus:
Trading Symbol	RMRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-5
Prospectus:
Trading Symbol	RQRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-6
Prospectus:
Trading Symbol	RTRPX
American Funds Retirement Income Portfolio - Conservative SM | Class C
Prospectus:
Trading Symbol	NGCRX
American Funds Retirement Income Portfolio - Conservative SM | Class F-1
Prospectus:
Trading Symbol	FAFWX
American Funds Retirement Income Portfolio - Conservative SM | Class F-2
Prospectus:
Trading Symbol	FDFWX
American Funds Retirement Income Portfolio - Conservative SM | Class R-1
Prospectus:
Trading Symbol	RARPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-2
Prospectus:
Trading Symbol	RDRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-2E
Prospectus:
Trading Symbol	RGRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-3
Prospectus:
Trading Symbol	RJRPX
American Funds Retirement Income Portfolio - Conservative SM | Class R-5E
Prospectus:
Trading Symbol	RROPX
American Funds Retirement Income Portfolio - Conservative SM | Class F-3
Prospectus:
Trading Symbol	FICWX
American Funds Retirement Income Portfolio - Conservative SM | Class T
Prospectus:
Trading Symbol	TFACX
American Funds Retirement Income Portfolio - Moderate SM | Class A
Prospectus:
Trading Symbol	NBARX
American Funds Retirement Income Portfolio - Moderate SM | Class C
Prospectus:
Trading Symbol	NBCRX
American Funds Retirement Income Portfolio - Moderate SM | Class F-1
Prospectus:
Trading Symbol	FBFWX
American Funds Retirement Income Portfolio - Moderate SM | Class F-2
Prospectus:
Trading Symbol	FHFWX
American Funds Retirement Income Portfolio - Moderate SM | Class R-1
Prospectus:
Trading Symbol	RBRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-2
Prospectus:
Trading Symbol	RERPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-2E
Prospectus:
Trading Symbol	RHRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-3
Prospectus:
Trading Symbol	RKRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-4
Prospectus:
Trading Symbol	RNRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-5
Prospectus:
Trading Symbol	RRRPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-6
Prospectus:
Trading Symbol	RURPX
American Funds Retirement Income Portfolio - Moderate SM | Class R-5E
Prospectus:
Trading Symbol	RRPPX
American Funds Retirement Income Portfolio - Moderate SM | Class F-3
Prospectus:
Trading Symbol	FIMWX
American Funds Retirement Income Portfolio - Moderate SM | Class T
Prospectus:
Trading Symbol	TAFNX
American Funds Retirement Income Portfolio - Enhanced SM | Class A
Prospectus:
Trading Symbol	NDARX
American Funds Retirement Income Portfolio - Enhanced SM | Class C
Prospectus:
Trading Symbol	NDCRX
American Funds Retirement Income Portfolio - Enhanced SM | Class F-1
Prospectus:
Trading Symbol	FCFWX
American Funds Retirement Income Portfolio - Enhanced SM | Class F-2
Prospectus:
Trading Symbol	FGFWX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-1
Prospectus:
Trading Symbol	RCRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2
Prospectus:
Trading Symbol	RFRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-2E
Prospectus:
Trading Symbol	RIRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-3
Prospectus:
Trading Symbol	RLRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-4
Prospectus:
Trading Symbol	RPRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5
Prospectus:
Trading Symbol	RXRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-6
Prospectus:
Trading Symbol	RVRPX
American Funds Retirement Income Portfolio - Enhanced SM | Class R-5E
Prospectus:
Trading Symbol	RRQPX
American Funds Retirement Income Portfolio - Enhanced SM | Class F-3
Prospectus:
Trading Symbol	FIEWX
American Funds Retirement Income Portfolio - Enhanced SM | Class T
Prospectus:
Trading Symbol	TAFEX